Stock Options (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2015	2014	2013
Expected volatility	51.42%	-	-
Risk-free interest rate	1.5%	-	-
Expected life (years)	5.5	-	-
Dividend yield	0%	-	-
Estimated forfeiture rate	7%	-	-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average	Aggregate Intrinsic
	Number	Exercise Price	Value
	of Options	($/option)	($)
Outstanding as at January 1, 2015	637,200	$2.09	$1,997,644
Granted	1,341,000	4.98	-
Exercised	(367,900)	2.13	-
Forfeited / Expired	(129,900)	1.71	-
Outstanding as at December 31, 2015	1,480,400	$4.73	$1,459,330

Vested and expected to vest at December 31, 2015	1,386,530	$4.72	$1,389,866
Exercisable as at December 31, 2015	139,400	$2.37	$466,990

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of the Company’s non-vested restricted share activity for the 2012 plan is presented below:

	Number of Non-Vested Restricted shares	Weighted Average Grant Date Fair Value ($)

Non-vested as at January 1, 2015	—	$—
Granted	729,000	4.98
Vested	—	—
Forfeited / Expired	—	—
Non-vested as at December 31, 2015	729,000	$4.98

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
				Number
	Number of	Remaining Average	Average	of	Remaining
Exercise	Options	Contractual	Exercise	Options	Contractual	Average Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Life (years)	Price
($/option)			($/option)			($/option)

$2.37	139,400	1.99	$2.37	139,400	1.99	$2.37
$4.98	1,341,000	7.33	$4.98	-	-	-
	1,480,400	6.83		139,400	1.99	$2.37